CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 13,103,007	$ 15,889,409
Deferred royalty fees, current portion	62,435	91,598
Prepaid expenses	241,248
Total current assets	13,406,690	15,981,007
Property and equipment, net	154,771	185,102
Deferred royalty fees, less current portion	232,652	295,089
Deposits	14,766	14,766
Deferred costs, net of amortization of $4,854,556 and $4,152,812, respectively	1,376,447	2,578,188
TOTAL ASSETS	15,185,326	19,054,152
CURRENT LIABILITIES:
Accounts payable	2,128,562	1,982,743
Accrued expenses	2,538,545	4,971,304
Accrued settlement	34,155,552	3,205,856
Loss contingency accrual	16,704,169
Deferred revenue, current portion	222,739	506,418
Embedded conversion option liabilities, current portion		537,249
Deferred joint venture obligations, current portion		6,870
Total current liabilities	55,749,567	11,343,120
Embedded conversion option liabilities, less current portion	253,530	482,686
Warrant and option derivative liabilities	1,671,047	27,307,218
Deferred revenue, less current portion	2,076,257	2,298,997
Total liabilities	59,880,044	41,434,801
Series A-1 redeemable preferred stock, $0.001 par value; 50,000,000 shares authorized, 113 abd 113 shares issued and outstanding; aggregate liquidation value, net of discounts: $1,472,262 and $1,349,657, respectively	1,429,126	1,272,441
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, $0.001par value; 1,750,000,000 shares authorized, 1,743,569,255, and 1,439,826,362 shares issued and outstanding	1,743,569	1,439,826
Additional paid-in capital	229,319,208	166,033,976
Promissory notes receivable, net of discount of $4,278,016 and $3,322,630, respectively	(23,381,185)	(10,177,370)
Accumulated deficit	(253,805,438)	(180,949,523)
Total stockholders' deficit	(46,123,844)	(23,653,090)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	15,185,326	19,054,152
Series B Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock	1	1
Series C Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock	1
2009 Convertible Debentures
CURRENT LIABILITIES:
2009 Convertible promissory notes, current portion, net of discounts of $0 and $19,229, respectively		132,680
Amended Convertible Promissory Notes
STOCKHOLDERS' DEFICIT:
Convertible promissory notes, less current portion, net of discounts of $158,142 and $122,463, respectively	$ 129,643	$ 2,780